Income Taxes - Cumulative Effect, Period of Adoption, Adjustment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Effective tax rate (as a percent)	17.80%	19.70%	19.70%
Effective income tax rate, change from prior reporting period to current reporting period	(1.90%)
Period of time over which TCJA transition tax on certain unrepatriated earnings of foreign subsidiaries may be paid (in years)				8 years
Tax Cuts and Jobs Act of 2017 transition tax long term income taxes payable	$ 508	$ 584
Tax Cuts and Jobs Act of 2017 transition tax in current accrued income taxes payable	68	69
Unrecognized tax benefits that would impact effective Tax rate	1,112	1,145	$ 1,178
Interest and penalties related to unrecognized tax benefits, expense (benefit) recognized on a gross basis	14	21	$ 33
Interest and penalties related to unrecognized tax benefits, accrued on a gross basis	$ 140	$ 126